Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table sets forth information concerning the compensation paid to our CEO and to our other NEOs compared to company performance for the years ended December 31, 2023, 2022, 2021 and 2020.

Year	Summary Compensation Table Total Pay for CEO (1)(2) ($)	CAP to CEO (3) ($)	Average Summary Compensation Table Total Pay for Other NEOs (1)(2) ($)	Average CAP to Other NEOs (3) ($)	Value of Initial Fixed $100 Investment Based on:		GAAP Net Income (5) ($)	Core FFO per Share ($)
					TSR (4) ($)	Peer Group TSR (4) ($)

2023	8,077,735	11,292,640	3,255,922	4,459,905	146	114	432,142	1.66

2022	6,482,600	5,063,676	2,965,317	2,058,580	119	100	310,025	1.54

2021	4,592,060	6,624,511	2,551,105	3,919,810	169	132	210,559	1.36

2020	3,341,650	3,488,258	1,855,710	1,798,939	115	92	154,829	1.16

Company Selected Measure Name	Core FFO
Named Executive Officers, Footnote	For each year shown, the CEO was David P. Singelyn. For 2023, the other NEOs were Bryan Smith, Christopher C. Lau and Sara H. Vogt Lowell. For 2022 and 2021, the other NEOs were Jack Corrigan, Bryan Smith, Christopher C. Lau and Sara H. Vogt-Lowell. For 2020, the other NEOs were Jack Corrigan, Bryan Smith, Christopher C. Lau, Sara H. Vogt-Lowell and Stephanie G. Heim.
Peer Group Issuers, Footnote	Reflects the cumulative TSR of the company and the MSCI US REIT Index for the year ended December 31, 2020, the two years ended December 31, 2021, the three years ended December 31, 2022 and the four years ended December 31, 2023, assuming a $100 investment at the closing price on December 31, 2019 and the reinvestment of all dividends.
PEO Total Compensation Amount	$ 8,077,735	$ 6,482,600	$ 4,592,060	$ 3,341,650
PEO Actually Paid Compensation Amount	$ 11,292,640	5,063,676	6,624,511	3,488,258
Adjustment To PEO Compensation, Footnote	Compensation actually paid (“CAP”) is defined by the SEC and is computed in accordance with SEC rules by subtracting the amounts in the “Stock Awards” and “Option Awards” columns of the SCT for each year from the “Total” column of the SCT and then: (i) adding the fair value as of the end of the reported year of all awards granted during the reporting year that are outstanding and unvested as of the end of the reporting year; (ii) adding the amount equal to the change as of the end of the reporting year (from the end of the prior year) in fair value (whether positive or negative) of any awards granted in any prior year that are outstanding and unvested as of the end of the reporting year; (iii) adding the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the reporting year; (iv) subtracting, for any awards granted in any prior year that are forfeited during the reporting year, the amount equal to the fair value at the end of the prior year; and (v) adding the value of any dividends (or dividend equivalents) paid in the reporting year on unvested equity awards and the value of accrued dividends (or dividend equivalents) paid on performance awards that vested in the reporting year. The following tables reflect the adjustments made to SCT total compensation to compute CAP for our CEO and average CAP for our other NEOs.
CEO

Year	SCT Total Comp ($)	Minus SCT Equity Awards ($)	Plus Value of New Unvested Awards as of 12/31 ($)	Plus Annual Change in Value of Prior Year Awards that Remain Unvested ($)	Plus Change in Value from Prior Year End to Vesting Date for Awards that Vest During Year ($)	Minus Value of Forfeited Prior Years Awards ($)	Plus Dividends on Unvested Awards/Accrued Dividends ($)	Equals CAP ($)

2023	8,077,735	(5,497,900)	6,779,450	1,673,443	178,105	—	81,807	11,292,640

Non-PEO NEO Average Total Compensation Amount	$ 3,255,922	2,965,317	2,551,105	1,855,710
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,459,905	2,058,580	3,919,810	1,798,939
Adjustment to Non-PEO NEO Compensation Footnote	Compensation actually paid (“CAP”) is defined by the SEC and is computed in accordance with SEC rules by subtracting the amounts in the “Stock Awards” and “Option Awards” columns of the SCT for each year from the “Total” column of the SCT and then: (i) adding the fair value as of the end of the reported year of all awards granted during the reporting year that are outstanding and unvested as of the end of the reporting year; (ii) adding the amount equal to the change as of the end of the reporting year (from the end of the prior year) in fair value (whether positive or negative) of any awards granted in any prior year that are outstanding and unvested as of the end of the reporting year; (iii) adding the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the reporting year; (iv) subtracting, for any awards granted in any prior year that are forfeited during the reporting year, the amount equal to the fair value at the end of the prior year; and (v) adding the value of any dividends (or dividend equivalents) paid in the reporting year on unvested equity awards and the value of accrued dividends (or dividend equivalents) paid on performance awards that vested in the reporting year. The following tables reflect the adjustments made to SCT total compensation to compute CAP for our CEO and average CAP for our other NEOs.
Other NEOs Average

Year	SCT Total Comp ($)	Minus SCT Equity Awards ($)	Plus Value of New Unvested Awards as of 12/31 ($)	Plus Annual Change in Value of Prior Year Awards that Remain Unvested ($)	Plus Change in Value from Prior Year End to Vesting Date for Awards that Vest During Year ($)	Minus Value of Forfeited Prior Years Awards ($)	Plus Dividends on Unvested Awards/Accrued Dividends ($)	Equals CAP ($)

2023	3,255,922	(1,738,800)	2,144,137	658,954	108,659	—	31,033	4,459,905

Compensation Actually Paid vs. Total Shareholder Return	our cumulative TSR and the cumulative TSR of the constituent companies in the MSCI US REIT Index
Compensation Actually Paid vs. Net Income	our GAAP net income
Compensation Actually Paid vs. Company Selected Measure	our Core FFO per share (in each case as set forth in the table above)
Tabular List, Table
Financial Performance Measures. The most important financial performance measures used by the company in setting pay-for-performance compensation for the most recently completed fiscal year are listed in the table below. The manner in which these measures, together with certain non-financial performance measures, determine the amounts of incentive compensation paid to our NEOs is described above in the “Compensation Discussion and Analysis” section.

Significant Financial Performance Measures

Core FFO Growth

Relative TSR (compared to the benchmarking peer group and constituents in the FTSE NAREIT Residential Index)

Total Shareholder Return Amount	$ 146	119	169	115
Peer Group Total Shareholder Return Amount	114	100	132	92
Net Income (Loss)	$ 432,142,000	$ 310,025,000	$ 210,559,000	$ 154,829,000
Company Selected Measure Amount	1.66	1.54	1.36	1.16
PEO Name	David P. Singelyn
Additional 402(v) Disclosure	The values reflected in this column reflect the “Total” compensation set forth in the Summary Compensation Table (“SCT”) on page 49. See the footnotes to the SCT for further detail regarding the amounts in this column.Amounts in thousands.
Measure:: 1
Pay vs Performance Disclosure
Name	Core FFO Growth
Measure:: 2
Pay vs Performance Disclosure
Name	Relative TSR (compared to the benchmarking peer group and constituents in the FTSE NAREIT Residential Index)
PEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,497,900)
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	6,779,450
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	1,673,443
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	178,105
PEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
PEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	81,807
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,738,800)
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	2,144,137
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	658,954
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	108,659
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
Non-PEO NEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ 31,033